Segment Reporting	12 Months Ended
Dec. 31, 2021
Disclosure Of Segment Reporting [Abstract]
Segment Reporting
41. Segment reporting
Basis for segmentation
The Bank identified the operating segments based on the management information reviewed by the chief operating decision maker. As of December 31, 2021, and 2020, the Group has determined that it has only one reportable segment related to banking activities.
Most of the Group’s operations, property and customers are located in Argentina. No customer has generated 10% or more of the Group’s total income.
The following is relevant information on loans and deposits by business line as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Financial assets at amortized cost - Loans and advances	378,995,107	422,010,840
Corporate banking	31,126,043	50,040,325
Small and medium companies	124,849,542	132,951,912
Retail	223,019,522	239,018,603

Other assets	651,985,446	624,051,469

TOTAL ASSETS	1,030,980,553	1,046,062,309

Financial liabilities at amortized cost – Deposits	708,336,185	721,837,845
Corporate banking	155,726,497	137,516,724
Small and medium companies	148,926,306	153,270,958
Retail	403,683,382	431,050,163

Other liabilities	159,629,726	151,331,116

TOTAL LIABILITIES	867,965,911	873,168,961

The information in relation to the operating segment (Group banking activity) is the same as that set out in the Consolidated Statement of Profit or Loss, considering that it is the measure used by the Entity’s highest authority in making decisions about the allocation of resources and performance evaluation